MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, NY 10036

December 10, 2014

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C.  20549

Re:                             Morgan Stanley Institutional Fund, Inc.

Securities Act File No. 33-23166

Rule 497(c) filing

Dear Sir or Madam:

We are electronically transmitting via EDGAR, pursuant to Rule 497(c) under the Securities Act of 1933, as amended, a copy of the Prospectus and the Statement of Additional Information, which are dated December 10, 2014.

The Prospectus and Statement of Additional Information are marked to reflect changes made from the Prospectus and Statement of Additional Information contained in the Registrant’s most recent registration statement that was filed electronically via EDGAR pursuant to Rule 485(a) with the Securities and Exchange Commission on November 25, 2014.  No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at 212.296.6980 or Kristin M. Hester of Dechert LLP at (212) 649-8796.

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton

Enclosures

cc:  Joseph C. Benedetti